Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

30       Share-based payments

Management share compensation plan

On August 20, 2020, the Company approved a management share compensation plan for a period beginning on such date and, in March 2025 has been extended until a new compensation plan is approved by the BOD.

The purpose of the plan is to permit executives and key employees of either the Company or any of its subsidiaries or its affiliates acting as employers (together the “Company Group”) who are eligible to receive an annual incentive compensation consisting either of (i) a certain number of shares in the share capital of the Company or of (ii) contractual rights to receive, at a certain point in time, a certain number of shares, thereby encouraging the employees to focus on the long term growth and its contribution to the success of the Company Group.

The operation of the plan is supervised by the Compensation Committee of the Board of Directors.

The Committee will determine, in its sole discretion, whether shares will be issued and allocated or rights will be granted to executives and key employees.

Shares earmarked for the plan are held in treasury until they are allocated to executives and key employees in accordance with the Management Compensation Plan by the Compensation Committee.

Under the plan, executives and key employees are granted shares which only vest if certain performance standards are met and are recognized as part of employee benefit costs in the period the shares are granted, being recorded in Salaries and social security contributions or Services and fees and as an increase in Other reserves in equity as services provided were received as consideration for the Company’s own equity instruments.

The value of shares granted is recognized on the grant date (grant date fair value) based on the closing share price at which the Company’s shares are traded on the NYSE.

As detailed in Note 25.a, as of December 31, 2025, certain awards in shares were approved under the terms of the Management share compensation plan and most of those shares have been already allocated to eligible employees.